Mineral Properties, Plant and Equipment - Carrying Value (Details) $ in Thousands			12 Months Ended
	May 31, 2017 USD ($)	Feb. 10, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			$ 1,336,683	$ 1,222,727	$ 1,145,221
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [abstract]
Purchase of mining assets			20,219	0
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			3,639,050	3,469,673
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			(2,302,367)	(2,246,946)
Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			1,011,746	904,196
Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			2,908,592	2,737,641
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			(1,896,846)	(1,833,445)
Mining assets [member] | Huaron mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			88,141	90,655
Mining assets [member] | Huaron mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			196,111	185,850
Mining assets [member] | Huaron mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			(107,970)	(95,195)
Mining assets [member] | Morococha mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			95,064	39,228
Mining assets [member] | Morococha mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			230,932	222,517
Mining assets [member] | Morococha mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			(135,868)	(183,289)
Mining assets [member] | Alamo Dorado mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			0	0
Mining assets [member] | Alamo Dorado mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			194,023	197,199
Mining assets [member] | Alamo Dorado mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			(194,023)	(197,199)
Mining assets [member] | La Colorada mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			178,571	180,628
Mining assets [member] | La Colorada mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			279,541	262,516
Mining assets [member] | La Colorada mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			(100,970)	(81,888)
Mining assets [member] | Dolores mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			576,549	521,445
Mining assets [member] | Dolores mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			1,485,200	1,358,923
Mining assets [member] | Dolores mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			(908,651)	(837,478)
Mining assets [member] | Manantial Espejo mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			14,251	13,698
Mining assets [member] | Manantial Espejo mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			367,573	361,553
Mining assets [member] | Manantial Espejo mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			(353,322)	(347,855)
Mining assets [member] | San Vicente mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			51,443	50,367
Mining assets [member] | San Vicente mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			131,038	124,618
Mining assets [member] | San Vicente mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			(79,595)	(74,251)
Mining assets [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			7,727	8,175
Mining assets [member] | Other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			24,174	24,465
Mining assets [member] | Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			(16,447)	(16,290)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			3,756	3,438
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			4,990	4,900
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			(1,234)	(1,462)
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			324,937	318,531
Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			730,458	732,032
Exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			(405,521)	(413,501)
Exploration and evaluation assets [member] | Morococha mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			9,674	3,238
Exploration and evaluation assets [member] | Morococha mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			9,674	9,674
Exploration and evaluation assets [member] | Morococha mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			0	(6,436)
Exploration and evaluation assets [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			19,628	26,284
Exploration and evaluation assets [member] | Other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			30,885	38,857
Exploration and evaluation assets [member] | Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			(11,257)	(12,573)
Exploration and evaluation assets [member] | Navidad project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			190,476	190,471
Exploration and evaluation assets [member] | Navidad project [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			566,577	566,572
Exploration and evaluation assets [member] | Navidad project [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			(376,101)	(376,101)
Exploration and evaluation assets [member] | Minefinders project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			57,027	95,100
Exploration and evaluation assets [member] | Minefinders project [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			73,956	112,029
Exploration and evaluation assets [member] | Minefinders project [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			(16,929)	(16,929)
Exploration and evaluation assets [member] | Argentine projects [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			44,376	0
Exploration and evaluation assets [member] | Argentine projects [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			44,376	0
Exploration and evaluation assets [member] | Argentine projects [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			$ 0	$ 0
Couer Joaquin S.R.L. [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [abstract]
Percentage of assets acquired		100.00%
Consideration transferred		$ 25,000
Cash transferred		15,000
Equity issued		$ 10,000
Number of shares issued (shares) | shares		555,654
Royalty payable, percentage		2.00%
Transaction costs		$ 300
Mineral properties, plant and equipment recognised		25,400
Working capital recognised		$ 40
Cap-Oeste Sur Este project [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [abstract]
Percentage of assets acquired	100.00%
Consideration transferred	$ 15,000
Consideration payable	$ 7,500
Royalty payable, percentage	1.50%
Purchase of mining assets	$ 7,500
Mineral properties, plant and equipment recognised	$ 15,000